Trade and other payables	12 Months Ended
Dec. 31, 2024
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Trade and other payables
Note 26. Trade and other payables

	As of December 31, 2024	As of December 31, 2023
Current
Accounts payable:
Suppliers	435,768	197,019
Customer advances	37,651	7,677

Total current accounts payables	473,419	204,696

Other accounts payables:
Payables to third parties (1)	13,200	—
Extraordinary fee for Gas IV Plan	415	162
Payables to partners of joint operations	152	197

Total other current accounts payables	13,767	359

Total current trade and other payables	487,186	205,055

(1)
According to Note 28.5, the Company has an account payable for 13,200, related to the extension of the Concessions. As detailed in Note 3.2.7, Aconcagua assumes all obligations and payables from applicable Concessions until the end of the Operating Period; however, the Company maintains 100% ownership.

Other than mentioned above, due to the short-term nature of current trade and other payables, their carrying amount is deemed to be the same as its fair value. The carrying amount of noncurrent trade and other payable does not differ considerably from its fair value.